OPERATING LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
OPERATING LEASES

13.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters in respect of our vessels as of December 31, 2021, were as follows:

Year ending December 31
(in thousands of $)
2022	173,829
2023	55,785
2024	34,322
2025	22,174
2026 and thereafter	22,807
Total minimum contractual future revenues	308,917

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2021 and 2020 were $2,149.0 million and $2,149.1 million; and $413.0 million and $356.0 million, respectively. With the exception of the Hilli which has a carrying value of $1,119.2 million as of December 31, 2021 and 2020. In April 2022, we consummated the Vessel Sale and Purchase Agreement (the “Vessel SPA”) with Cool Company Ltd (“Cool Co”) resulting to the disposal of eight of our vessels (note 30).
The components of operating lease income were as follows:

(in thousands of $)	2021	2020	2019
Operating lease income(1)	185,318	186,706	123,292
Variable lease income (1) (2)	17,650	5,175	18,783
Total operating lease income	202,968	191,881	142,075

(1) “Total operating lease income” is included in the income statement line-item “Time and voyage charter revenues”. During the year ended December 31, 2021 and 2020, we chartered in an external vessel and recognized $0.9 million and $4.6 million of operating lease income, respectively and $2.6 million of variable lease income for the year ended December 31, 2021. No similar external vessel was chartered for the year ended December 31, 2019.
(2) “Variable lease income” is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Rental expense

We lease certain office premises, equipment on-board our fleet of vessels and service boats supporting the Hilli under operating leases. Many lease agreements include one or more options to renew. We will include these renewal options when we are reasonably certain that we will exercise the option. The exercise of these lease renewal options is at our discretion.

Variable lease cost relates to certain of our lease agreements which include payments that vary. These are primarily generated from service charges related to our usage of office premises, usage charges for equipment on-board our fleet of vessels, adjustments for inflation, and fuel consumption for the rental of service boats supporting the Hilli.

The components of operating lease cost were as follows:

(in thousands of $)	2021	2020	2019
Operating lease cost (1)	9,628	8,951	5,603
Variable lease cost (2)	1,621	4,000	2,983
Total operating lease cost	11,249	12,951	8,586

(1) “Operating lease cost” includes short-term lease cost. During the year ended December 31, 2021 and 2020, we sub-chartered out an external vessel and recognized $3.0 million and $3.8 million of cost respectively, presented in the income statement line-item “Voyage, charterhire and commission expense”. No similar external vessel was chartered for the year ended December 31, 2019.
(2) “Variable lease cost” is excluded from lease payments that comprise the operating lease liability.

Total operating lease cost is included in the income statement line-items “Vessel operating expenses” and “Administrative expenses”.

As of December 31, 2021 and 2020 the right-of-use assets recognized by Golar as a lessee in various operating leases amounted to $11.0 million and $14.6 million respectively (note 20).

Our weighted average remaining lease term for our operating leases is 5.0 years. Our weighted-average discount rate applied for the majority of our operating leases is 5.5%.
The maturity of our lease liabilities is as follows:

Year ending December 31
(in thousands of $)
2022	3,838
2023	2,051
2024	1,589
2025	1,725
2026 and thereafter	2,528
Total minimum lease payments	11,731

Total rental expense for operating leases was $11.2 million, $13.0 million and $8.6 million for the years ended December 31, 2021, 2020 and 2019, respectively.